Financial Instruments - Financial Instruments Measured and Not Measured At Fair Value On Recurring Basis (Details) - USD ($) $ in Thousands		6 Months Ended
	Jan. 17, 2022	Jun. 30, 2022	Dec. 31, 2021
Financial instruments measured at fair value
Deferred finance costs, net		$ 23,400	$ 28,400
Advances for sale of vessels	$ 13,000	13,000
Eurobank $30.0 mil. Facility
Financial instruments measured at fair value
Cash on a retention account as collateral			300
Face amount of debt			30,000
Total
Financial instruments measured at fair value
Secured long-term debt, including current portion		585,149	842,035
Unsecured long-term debt		297,885	300,000
Notes | Non-recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial instruments measured at fair value
Unsecured long-term debt		297,885
Notes | Non-recurring basis | Significant Other Observable Inputs (Level 2)
Financial instruments measured at fair value
Secured long-term debt, including current portion		585,149	842,035
Unsecured long-term debt			300,000
Notes | Non-recurring basis | Total
Financial instruments measured at fair value
Secured long-term debt, including current portion		585,149	842,035
Unsecured long-term debt		297,885	300,000
Notes | ZIM | Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial instruments measured at fair value
Notes		268,595	423,024
Notes | ZIM | Recurring basis | Total
Financial instruments measured at fair value
Notes		$ 268,595	$ 423,024